Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 104,096,000.00
Final Prospectus	true